FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2025
Fair Value Disclosures [Abstract]
SUMMARY OF ASSETS MEASURED AT FAIR VALUE ON RECURRING BASIS

The following table summarizes the Group’s assets that are measured at fair value on a recurring basis and are categorized using the fair value hierarchy as of December 31, 2024 and 2025:

	Level 1(i)	Level 2 (ii)	Level 3	Total
As of December 31, 2025
Short-term investments	-	82,598	-	82,598
As of December 31, 2024
Short-term investments	48,187	24,313	-	72,500

(i)	These short-term investments represent mainly company securities, and the Company values these short-term investments based on unadjusted quoted prices from active markets of these securities at the end of each period, and accordingly, the Company classifies the valuation techniques that use these inputs as Level 1.

(ii)	These short-term investments represent mainly company securities and structured deposits, and the Company values these short-term investments based on quoted prices of similar products provided by banks at the end of each period, and accordingly, the Company classifies the valuation techniques that use these inputs as Level 2.